DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC.
LETTER TO SHAREHOLDERS
Dear Shareholder:
    We are pleased to report the performance of Dreyfus Premier Worldwide Growth Fund, Inc. for its six-month reporting period ended April 30, 1997 as shown in the following table:

                                                                                                 Total Return*
                                                                                                 ____________
            Class A                                                                                  13.43%
            Class A shares                                                                           14.27%
            Class B shares                                                                           13.85%
            Class C shares                                                                           13.77%
            Class R shares                                                                           14.39%
            Standard & Poor's 500 Composite Stock Price Index ("S&P 500")**                          14.71%
            Morgan Stanley Capital International World Index ("Morgan Stanley World Index")***        7.56%

ECONOMIC OUTLOOK
    On balance, we view the trend of global economic and political conditions as extremely favorable for equity investments. Politically, we see governments around the world pursuing policies designed to attract capital by reducing trade barriers, eliminating currency restrictions, lowering tax rates, and pursuing sound monetary policies. The fiscal debates center around how fast and how much spending should be reduced rather than whether spending should be reduced.
    Economically, the inexorable pace of the globalization of the world economy is bringing to bear low cost supplies of all the basic factors of production: labor, natural resources, and capital. Ample supplies of these basic building blocks of economic growth, coupled with the technological revolution which is affecting many aspects of our everyday lives, set the stage for what we believe will be a period of prosperity and rising standards of living for most of the world's consumers. Indeed, we forecast that the number of people worldwide earning over $5,000 per year will almost double in the next ten years. These favorable trends must be kept clearly in mind through the periods of doubt and correction which inevitably punctuate any long-term trend.
INVESTMENT STRATEGY
    In short, we envision the next five years as a period of moderate aggregate economic growth, relatively low inflation, and rapid structural change. We believe that the correct strategy in such an environment is to emphasize large capitalization companies which are global leaders in the production and distribution of branded and proprietary products and services. Our focus is on the highest quality companies we can find which are well-positioned to achieve consistent earnings growth due to dominant global positioning and to rapidly expanding sales in international markets. While there will certainly be periodic cycles of outperformance in other areas of the global marketplace, we believe that the economic trends of globalization, technological innovation, and industry consolidation favor well-managed global (as opposed to local) organizations. We believe that these dominant corporations possess the quality of predictable earnings growth, which in a period of rapid structural change will be increasingly appreciated and valued by global investors.
INVESTMENT HIGHLIGHTS
    Because the evidence on the economy's direction is inconclusive and uneven, markets will remain volatile and event-driven. Earnings disappointments have caused individual issues to correct sharply, while those companies reporting above-consensus or on-target earnings, and which appear positioned to continue to do so, have received rising valuations. Our research has focused on identifying companies which should continue to benefit from above-average earnings growth, and thus provide competitive returns.

    During the six-month reporting period, the Fund's concentration in the consumer staples sector of the S&P 500, which considerably outperformed the other industry groups, had the most positive impact on its total return. Results were led by notable appreciation in Coca-Cola, Philip Morris, Procter & Gamble and Nestle A.D.R. The focus on the large capitalization pharmaceutical companies resulted in the second strongest performance by the health care sector, which was led by Johnson & Johnson, Merck and Pfizer. The Fund also benefitted from its strength in the S&P 500 industry groups of semiconductors, electrical equipment, and banks, which also outperformed, led by shares of Intel, Compaq, Philips Electronics N.V., General Electric, Citicorp and Deutsche Bank, respectively.
    New inflows of assets to the Fund increased a wide variety of holdings already established, while new positions were taken with the purchase of shares of Boeing, Christian Dior, Groupe Danone ADR, Hertz and Nike. The positions in Electronic Data Systems, International Paper and Motorola were eliminated.
    At the close of the period, the Fund had 4.8% of its net assets in short-term Treasuries, and industry concentrations in consumer staples, health care and financials. We will continue to invest the short-term cash equivalent assets as investment opportunities arise.
    We appreciate your investment in Dreyfus Premier Worldwide Growth Fund, Inc. and we will continue to seek rewarding returns on your behalf.
                              Sincerely,

                          [Fayez Sarofim signature logo]

                              Fayez Sarofim
                              Portfolio Manager
May 21, 1997
New York, N.Y.

* Total return includes reinvestment of dividends and any capital gains paid, without taking into account the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class B shares and Class C shares. **SOURCE: LIPPER ANALYTICAL SERVICES, INC. _ Reflects the reinvestment of income dividends and, where applicable, capital gain distributions. The Standard & Poor's 500 Composite Stock Price Index is a widely accepted unmanaged index of U.S. stock market performance.
***    SOURCE: LIPPER ANALYTICAL SERVICES, INC. _ Unlike the Fund which may invest in various types of securities and engage in different investment techniques, the Morgan Stanley Capital International World Index is an unmanaged index of global stock market performance, consisting of equity securities.


DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC.
STATEMENT OF INVESTMENTS                                                                           APRIL 30, 1997 (UNAUDITED)
Common Stocks_93.7%                                                                                  Shares             Value
                                                                                                    _______            _______
  Auto/Related_1.3%                  Ford Motor............................                          80,000      $   2,780,000
                                                                                                                       _______
  Banking_7.4%                       Chase Manhattan........................                         35,000          3,241,875
                                     Citicorp...............................                         40,000          4,505,000
                                     Deutsche Bank A.D.R....................                         90,000          4,741,875
                                     HSBC Holdings A.D.R....................                          5,500          1,386,000
                                     Union Bank of Switzerland..............                         12,010          2,290,925
                                                                                                                       _______
                                                                                                                    16,165,675
                                                                                                                       _______
  Basic Materials_4.4%               Air Liquide A.D.R......................                        100,000          3,006,250
                                     Debeers Consolidated Mining A.D.R......                         40,000          1,439,375
                                     Dow Chemical...........................                         11,500            976,063
                                     duPont (EI) de Nemours.................                         30,000          3,183,750
                                     International Flavors & Fragrances.....                         20,000            842,501
                                                                                                                       _______
                                                                                                                     9,447,939
                                                                                                                       _______
  Capital Goods_8.7%                 AlliedSignal...........................                         30,000          2,167,500
                                     Boeing.................................                         25,000          2,465,625
                                     Caterpillar............................                         16,000          1,424,000
                                     Emerson Electric.......................                         30,000          1,522,500
                                     General Electric.......................                         40,000          4,435,000
                                     Minnesota Mining & Manufacturing.......                         20,000          1,740,000
                                     Norsk Hydro A.S........................                         60,000          2,940,000
                                     Philips Electronics, N.V...............                         40,000          2,140,000
                                                                                                                       _______
                                                                                                                    18,834,625
                                                                                                                       _______
  Computers_2.6%                     Compaq Computer........................                         35,000 (a)      2,988,125
                                     Hewlett-Packard........................                         50,000          2,625,000
                                                                                                                       _______
                                                                                                                     5,613,125
                                                                                                                       _______
  Electronics_4.4%                   Intel..................................                         60,000          9,187,500
                                     Texas Instruments......................                          5,000            446,250
                                                                                                                       _______
                                                                                                                     9,633,750
                                                                                                                       _______
  Energy_8.9%                        British Petroleum A.D.S................                         30,000          4,128,750
                                     Chevron................................                         25,000          1,712,500
                                     Elf Aquitaine A.D.S....................                         50,000          2,431,250
                                     Exxon..........                                                 60,000          3,397,500
                                     Mobil..........                                                 15,000          1,950,000
                                     Royal Dutch Petroleum..................                         20,000          3,605,000
                                     Total, Cl. B A.D.S.....................                         50,594          2,105,975
                                                                                                                       _______
                                                                                                                    19,330,975
                                                                                                                       _______
  Financial_1.9%                     Associates First Capital,Cl. A.........                          4,200            215,250
                                     Eurafrance.............................                          7,263          3,142,979
                                     Zuerich Versicherung...................                          2,500            822,849
                                                                                                                       _______
                                                                                                                     4,181,078
                                                                                                                       _______
  Food & Drugs_1.1%                  Walgreen...............................                         50,000          2,300,000
                                                                                                                       _______

DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                              APRIL 30, 1997 (UNAUDITED)
Common Stocks (continued)                                                                           Shares              Value
                                                                                                    _______            _______
  Food, Beverage
    & Tobacco_15.6%                  Coca-Cola..............................                        125,000     $    7,953,125
                                     Groupe Danone A.D.R....................                        100,000          2,987,500
                                     Guiness PLC A.D.R......................                         80,000          3,330,000
                                     Kellogg................................                         15,000          1,046,250
                                     LVMH Moet Hennessy Louis Vuitton A.D.S.                         60,050          2,912,425
                                     Nestle A.D.R...........................                         75,000          4,551,563
                                     PepsiCo................................                         70,000          2,441,250
                                     Philip Morris Cos......................                         180,000         7,087,500
                                     Sara Lee...............................                          5,000            210,000
                                     Seagram................................                         30,000          1,147,500
                                     Unilever N.V...........................                          1,500            294,375
                                                                                                                       _______
                                                                                                                    33,961,488
                                                                                                                       _______
  Health Care_15.1%                  Abbott Laboratories....................                         50,000          3,050,000
                                     American Home Products.................                         65,000          4,306,250
                                     Johnson & Johnson......................                        110,000          6,737,500
                                     Merck..................................                         75,000          6,787,500
                                     Pfizer.................................                         75,000          7,200,000
                                     Roche Holdings A.D.S...................                         55,000          4,654,375
                                                                                                                       _______
                                                                                                                    32,735,625
                                                                                                                       _______
  Insurance_4.4%                     AXA....................................                         55,361          3,411,142
                                     Berkshire Hathaway, Cl. A..............                            100          3,800,000
                                     Marsh & McLennan.......................                         20,000          2,410,000
                                                                                                                       _______
                                                                                                                     9,621,142
                                                                                                                       _______
  Leisure Time_.8%                   Eastman Kodak..........................                         20,000          1,670,000
                                                                                                                       _______
  Media/Entertainment_1.9%           Disney (Walt)..........................                         15,000          1,230,000
                                     McDonalds..............................                         55,000          2,949,375
                                                                                                                       _______
                                                                                                                     4,179,375
                                                                                                                       _______
  Personal Care_7.1%                 Estee Lauder, Cl. A....................                         40,000          1,830,000
                                     Gillette...............................                         50,000          4,250,000
                                     L'Oreal A.D.R..........................                         60,000          4,252,500
                                     Procter & Gamble.......................                         40,000          5,030,000
                                                                                                                       _______
                                                                                                                    15,362,500
                                                                                                                       _______
  Publishing_.8%                     News A.D.S.............................                         12,000            222,000
                                     Pearson PLC............................                        125,288          1,440,326
                                                                                                                       _______
                                                                                                                     1,662,326
                                                                                                                       _______
  Retail_.5%                         Wal-Mart Stores.......................                          40,000          1,130,000
                                                                                                                       _______
  Services_.2%                       Hertz, Cl. A..........................                          12,000            348,000
                                                                                                                       _______
  Textiles-Apparrel_3.6%             Christian Doir........................                          30,000          4,452,642
                                     NIKE, Cl. B...........................                          60,000          3,375,000
                                                                                                                       _______
                                                                                                                     7,827,642
                                                                                                                       _______

DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                                APRIL 30, 1997 (UNAUDITED)
Common Stocks (continued)                                                                            Shares             Value
                                                                                                    _______            _______
  Utilities_3.0%                     Eaux (Generale Des)..................                           25,000     $    3,487,475
                                     Veba.................................                           60,000          3,094,536
                                                                                                                       _______
                                                                                                                     6,582,011
                                                                                                                       _______
                                     TOTAL COMMON STOCKS
                                       (cost $161,249,717)................                                        $203,367,276
                                                                                                                       =======
Preferred Stocks_.8%
  Publishing;                        News A.D.S., Cum., $.4428
                                       (cost $2,181,628)...................                         125,000     $    1,890,625
                                                                                                                       =======
                                                                                                    Principal
Corporate Bonds_.0%                                                                                  Amount
                                                                                                    _______
                                     Zuerich International,
                                       2%, 3/1/2001
                                       (cost $4,032).......................                      $    5,000  $           3,371
                                                                                                                       =======
Short-Term Investments_4.8%
U.S. Treasury Bills:                 5.26%, 5/15/1997.......................                         68,000   $         67,876
                                     5.05%, 5/22/1997.......................                    $   601,000            599,347
                                     5.30%, 5/29/1997.......................                        648,000            645,576
                                     5.40%, 7/24/1997.......................                      7,930,000          7,836,426
                                     5.08%, 8/7/1997........................                        588,000            579,780
                                     5.07%, 8/14/1997.......................                        650,000            640,166
                                     TOTAL SHORT-TERM INVESTMENTS
                                       (cost $10,366,874)...................                                     $  10,369,171
                                                                                                                       =======
TOTAL INVESTMENTS (cost $173,802,251).......................................                          99.3%       $215,630,443
                                                                                                       ====            =======
CASH AND RECEIVABLES (NET)..................................................                            .7%     $    1,438,259
                                                                                                       ====            =======
NET ASSETS..................................................................                         100.0%       $217,068,702
                                                                                                       ====            =======

Notes to Statement of Investments:
    (a)  Non-income producing.
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES                                                               APRIL 30, 1997 (UANUDITED)
                                                                                                     Cost              Value
                                                                                                   --------           --------
ASSETS:                          Investments in securities_See Statement of Investments        $173,802,251       $215,630,443
                                 Cash.......................................                                         1,108,170
                                 Receivable for shares of Common Stock subscribed                                    2,663,780
                                 Receivable for investment securities sold..                                           573,319
                                 Dividends and interest receivable..........                                           305,521
                                 Prepaid expenses...........................                                            33,863
                                                                                                                      _______
                                                                                                                   220,315,096
                                                                                                                      _______
LIABILITIES:                     Due to The Dreyfus Corporation and affiliates                                         109,666
                                 Due to Distributor.........................                                           125,465
                                 Payable for investment securities purchased                                         2,845,026
                                 Payable for shares of Common Stock redeemed                                            85,949
                                 Accrued expenses and other liabilities.....                                            80,288
                                                                                                                      _______
                                                                                                                     3,246,394
                                                                                                                      _______
NET ASSETS..................................................................                                      $217,068,702
                                                                                                                      ========
REPRESENTED BY:                  Paid-in capital............................                                      $175,792,698
                                 Accumulated distributions in excess of
                                   investment income_net....................                                          (201,828)
                                 Accumulated net realized gain (loss) on investments                                  (350,016)
                                 Accumulated net unrealized appreciation (depreciation)
                                 on investments and foreign currency transactions                                   41,827,848
                                                                                                                      _______
NET ASSETS..................................................................                                      $217,068,702
                                                                                                                      ========
                                                    NET ASSET VALUE PER SHARE
                                                ________________________________
                                                              Class A           Class B             Class C           Class R
                                                               _______           _______            _______            _______
Net Assets.................................                $66,150,967       $140,990,348        $9,527,478           $399,909
Shares Outstanding.........................                  2,944,143          6,368,449           434,022             17,938
NET ASSET VALUE PER SHARE..................                     $22.47             $22.14            $21.95             $22.29
                                                                  ====               ====              ====               ====
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC.
STATEMENT OF OPERATIONS                                                    SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
INVESTMENT INCOME
INCOME:                          Cash dividends (net of $63,381 foreign taxes
                                     withheld at source)....................                   $  1,287,273
                                 Interest...................................                        208,506
                                                                                                     ______-
                                       Total Income.........................                                      $  1,495,779
EXPENSES:                        Investment advisory fee_Note 3(a)..........                        618,971
                                 Distribution fees_Note 3(b)................                        416,441
                                 Shareholder servicing costs_Note 3(c)......                        299,627
                                 Registration fees..........................                         90,930
                                 Professional fees..........................                         26,297
                                 Custodian fees.............................                         16,652
                                 Directors' fees and expenses_Note 3(d).....                         11,256
                                 Prospectus and shareholders' reports.......                          2,290
                                 Loan commitment fees_Note 2................                          1,052
                                 Miscellaneous..............................                         15,029
                                                                                                     ______
                                       Total Expenses.......................                      1,498,545
                                 Less_reduction in investment advisory fee due to
                                     undertaking_Note 3(a)..................                        (49,434)
                                                                                                     ______
                                       Net Expenses.........................                                         1,449,111
                                                                                                                       ______
INVESTMENT INCOME_NET.......................................................                                            46,668
                                                                                                                       ______
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS_Note 4:
                                 Net realized gain (loss) on investments and
                                     foreign currency transactions..........                  $     160,253
                                 Net unrealized appreciation (depreciation) on investments       19,874,539
                                                                                                     ______
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......................                                        20,034,792
                                                                                                                       ______
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                                       $20,081,460
                                                                                                                       =======
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
                                                                                   Six Months Ended
                                                                                     April 30, 1997       Year Ended
                                                                                      (Unaudited)       October 31, 1996
                                                                                        ________           _________
OPERATIONS:
    Investment income_net..................................................      $         46,668    $       430,856
    Net realized gain (loss) on investments................................               160,253            149,286
    Net unrealized appreciation (depreciation) on investments..............            19,874,539         15,559,521
                                                                                          _______            _______
          Net Increase (Decrease) in Net Assets Resulting from Operations..            20,081,460         16,139,663
                                                                                          _______            _______
DIVIDENDS TO SHAREHOLDERS FROM:
    Investment income_net:
      Class A shares.......................................................              (342,239)          (186,456)
      Class B shares.......................................................              (194,613)          (189,905)
      Class C shares.......................................................               (33,288)              (837)
      Class R shares.......................................................                (2,351)              --
    Net realized gain on investments:
      Class A shares.......................................................              (189,344)            (9,137)
      Class B shares.......................................................              (358,913)           (16,193)
      Class C shares.......................................................               (19,735)              (162)
      Class R shares.......................................................                (1,105)               (12)
                                                                                          _______            _______
          Total Dividends..................................................            (1,141,588)          (402,702)
                                                                                          _______            _______
CAPITAL STOCK TRANSACTIONS:
    Net proceeds from shares sold:
      Class A shares.......................................................            21,276,898         23,283,402
      Class B shares.......................................................            59,609,146         43,175,407
      Class C shares.......................................................            11,839,406          1,090,692
      Class R shares.......................................................               428,285            164,554
    Dividends reinvested:
      Class A shares.......................................................               477,476            176,387
      Class B shares.......................................................               464,626            169,618
      Class C shares.......................................................                23,764                495
      Class R shares.......................................................                 3,501                 12
    Cost of shares redeemed:
      Class A shares.......................................................            (3,953,337)        (5,991,442)
      Class B shares.......................................................            (5,971,140)       (10,896,083)
      Class C shares.......................................................            (4,019,872)          (145,253)
      Class R shares.......................................................              (223,565)           (16,060)
                                                                                          _______            _______
          Increase (Decrease) in Net Assets from Capital Stock Transactions            79,955,188         51,011,729
                                                                                          _______            _______
            Total Increase (Decrease) in Net Assets........................            98,895,060         66,748,690
NET ASSETS:
    Beginning of Period....................................................           118,173,642         51,424,952
                                                                                          _______            _______
    End of Period..........................................................          $217,068,702       $118,173,642
                                                                                          =======            =======
Undistributed investment income (distributions in excess of
investment income)_net                                                            $      (201,828)   $       323,995
                                                                                          _______            _______
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
                                                                                                   Shares
                                                                                    -------------------------------------
                                                                                    Six Months Ended
                                                                                      April 30, 1997      Year Ended
                                                                                       (Unaudited)      October 31, 1996
                                                                                        ---------          ------------
CAPITAL SHARE TRANSACTIONS:
    Class A
    -------
    Shares sold............................................................               987,955          1,286,569
    Shares issued for dividends reinvested.................................                23,475             10,197
    Shares redeemed........................................................              (184,008)          (327,228)
                                                                                          _______            _______
                                       Net Increase (Decrease) in Shares Outstanding      827,422            969,538
                                                                                          =======            =======
    Class B
    -------
    Shares sold............................................................             2,802,084          2,405,562
    Shares issued for dividends reinvested.................................                23,116              9,872
    Shares redeemed........................................................              (279,560)          (599,714)
                                                                                          _______            _______
                                       Net Increase (Decrease) in Shares Outstanding    2,545,640          1,815,720
                                                                                          =======            =======
    Class C
    -------
    Shares sold............................................................               562,991             60,822
    Shares issued for dividends reinvested.................................                 1,192                 28
    Shares redeemed........................................................              (185,857)            (8,094)
                                                                                          _______            _______
                                       Net Increase (Decrease) in Shares Outstanding      378,326             52,756
                                                                                          =======            =======
    Class R *
    ---------
    Shares sold............................................................                20,209              8,710
    Shares issued for dividends reinvested.................................                   174                  1
    Shares redeemed........................................................               (10,316)              (840)
                                                                                          _______            _______
                                       Net Increase (Decrease) in Shares Outstanding       10,067              7,871
                                                                                          =======            =======
*  From March 4, 1996 (commencement of initial offering) to October 31, 1996.

SEE NOTES TO FINANCIAL STATEMENTS.


DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC.
FINANCIAL HIGHLIGHTS
    Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                     Class A Shares
                                                                ----------------------------------------------------------
                                                                Six Months Ended
                                                                 April 30, 1997           Year Ended October 31,
                                                                                  ----------------------------------------
PER SHARE DATA:                                                   (Unaudited)      1996      1995      1994      1993(1)
                                                                  ------------     ----      ----      ----     -----
    Net asset value, beginning of period.........                    $19.89      $16.41    $14.03    $13.21    $12.50
                                                                       ----        ----      ----      ----      ----
    Investment Operations:
    Investment income (loss)_net.................                       .05         .13       .20       .16      (.01)
    Net realized and unrealized gain (loss)
      on investments.............................                      2.76        3.50      2.39       .66       .72
                                                                       ----        ----      ----      ----      ----
    Total from Investment Operations.............                      2.81        3.63      2.59       .82       .71
                                                                       ----        ----      ----      ----      ----
    Distributions:
    Dividends from investment income_net.........                      (.08)       (.14)     (.21)       --        --
    Dividends from net realized gain on investments                    (.15)       (.01)       --        --        --
                                                                       ----        ----      ----      ----      ----
    Total Distributions..........................                      (.23)       (.15)     (.21)       --        --
                                                                       ----        ----      ----      ----      ----
    Net asset value, end of period...............                    $22.47      $19.89    $16.41    $14.03    $13.21
                                                                       ====        ====      ====      ====      ====
TOTAL INVESTMENT RETURN(2).......................                     14.27%(3)   22.24%    18.77%     6.21%     5.68%(3)
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets......                       .62%(3)    1.25%     1.22%     1.33%      .77%(3)
    Ratio of net investment income (loss) to average net assets         .28%(3)     .98%     1.59%     1.49%     (.12%)(3)
    Decrease reflected in above expense ratios
      due to undertakings by the Manager.........                       .03%(3)     .12%      .53%      .75%      .88%(3)
    Portfolio Turnover Rate......................                      1.17%(3)    1.24%     1.16%      .71%       --
    Average commission rate paid (4).............                    $.0964      $.0814        --        --        --
    Net Assets, end of period (000's Omitted)....                   $66,151     $42,098   $18,822    $8,075    $3,338
(1)  From July 15, 1993 (commencement of operations) to October 31, 1993.
(2)  Exclusive of sales load.
(3)  Not annualized.
(4)  For fiscal years beginning November 1, 1995, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.

SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
    Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                     Class B Shares
                                                                ------------------------------------------------------------
                                                                Six Months Ended
                                                                 April 30, 1997            Year Ended October 31,
                                                                                  ------------------------------------------
PER SHARE DATA:                                                   (Unaudited)      1996      1995      1994      1993(1)
                                                                     ------        ----      ----      ----      ----
    Net asset value, beginning of period.........                    $19.58      $16.22    $13.89    $13.17    $12.50
                                                                       ----        ----      ----      ----      ----
    Investment Operations:
    Investment income (loss)_net.................                      (.01)        .04       .12       .09      (.03)
    Net realized and unrealized gain (loss)
      on investments.............................                      2.70        3.42      2.34       .63       .70
                                                                       ----        ----      ----      ----      ----
    Total from Investment Operations.............                      2.69        3.46      2.46       .72       .67
                                                                       ----        ----      ----      ----      ----
    Distributions:
    Dividends from investment income_net.........                      (.05)       (.09)     (.13)       --        --
    Dividends from net realized gain on investments                    (.08)       (.01)       --        --        --
                                                                       ----        ----      ----      ----      ----
    Total Distributions..........................                      (.13)       (.10)     (.13)       --        --
                                                                       ----        ----      ----      ----      ----
    Net asset value, end of period...............                    $22.14      $19.58    $16.22    $13.89    $13.17
                                                                       ====        ====      ====      ====      ====
TOTAL INVESTMENT RETURN(2).......................                     13.85%(3)   21.29%    17.88%     5.47%     5.36%(3)
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets......                      1.00%(3)    2.00%     1.98%     2.07%     1.14%(3)
    Ratio of net investment income (loss) to average net assets        (.10%)(3)    .24%      .84%      .71%     (.53%)(3)
    Decrease reflected in above expense ratios
      due to undertakings by the Manager.........                       .03%(3)     .12%      .46%      .75%     1.01%(3)
    Portfolio Turnover Rate......................                      1.17%(3)    1.24%     1.16%      .71%       --
    Average commission rate paid (4).............                    $.0964      $.0814        --        --        --
    Net Assets, end of period (000's Omitted)....                  $140,990     $74,833   $32,555   $10,867    $2,554
(1)  From July 15, 1993 (commencement of operations) to October 31, 1993.
(2)  Exclusive of sales load.
(3)  Not annualized.
(4)  For fiscal years beginning November 1, 1995, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
    Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                         Class C Shares
                                                                         --------------------------------------------------
                                                                         Six Months Ended
                                                                           April 30, 1997        Year Ended October 31,
                                                                                                 ----------------------
PER SHARE DATA:                                                             (Unaudited)            1996          1995(1)
                                                                            ------------           ----          ----
    Net asset value, beginning of period.......................              $19.51              $16.22        $15.56
                                                                               ----                ----          ----
    Investment Operations:
    Investment income (loss)_net...............................                 .05                 .14          (.01)
    Net realized and unrealized gain (loss)
      on investments...........................................                2.61                3.29           .67
                                                                               ----                ----          ----
    Total from Investment Operations...........................                2.66                3.43           .66
                                                                               ----                ----          ----
    Distributions:
    Dividends from investment income_net.......................                (.14)               (.13)           --
    Dividends from net realized gain on investments............                (.08)               (.01)           --
                                                                               ----                ----          ----
    Total Distributions........................................                (.22)               (.14)           --
                                                                               ----                ----          ----
    Net asset value, end of period.............................              $21.95              $19.51        $16.22
                                                                               ====                ====          ====
TOTAL INVESTMENT RETURN(2).....................................               13.77%(3)           21.23%         4.71%(3)
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets....................                 .95%(3)            2.04%         1.56%(3)
    Ratio of net investment income (loss) to average net assets                (.07%)(3)            .19%         (.63%)(3)
    Decrease reflected in above expense ratios
      due to undertakings by the Manager.......................                 .04%(3)             .11%          .73%(3)
    Portfolio Turnover Rate....................................                1.17%(3)            1.24%         1.16%(3)
    Average commision rate paid (4)............................              $.0964              $.0814            --
    Net Assets, end of period (000's Omitted)..................              $9,527              $1,086           $48
(1)    From June 21, 1995 (commencement of initial offering) to October 31, 1995.
(2)    Exclusive of sales load.
(3)    Not annualized.
(4)    For fiscal years beginning November 1, 1995, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
    Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                                 Class R Shares
                                                                                         -------------------------------
                                                                                         Six Months Ended  Year Ended
                                                                                          April 30, 1997   October 31,
PER SHARE DATA:                                                                            (Unaudited)      1996(1)
                                                                                           ----------      --------
    Net asset value, beginning of period....................................                  $19.74         $18.03
                                                                                              ------         ------
    Investment Operations:
    Investment income_net...................................................                     .12            .03
    Net realized and unrealized gain (loss)
      on investments........................................................                    2.69           1.69
                                                                                                ----           ----
    Total from Investment Operations........................................                    2.81           1.72
                                                                                                ----           ----
    Distributions:
    Dividends from investment income_net....................................                    (.18)            --
    Dividends from net realized gain on investments.........................                    (.08)          (.01)
                                                                                                ----           ----
    Total Distributions.....................................................                    (.26)          (.01)
                                                                                                ----           ----
    Net asset value, end of period..........................................                  $22.29         $19.74
                                                                                                ====           ====
TOTAL INVESTMENT RETURN.....................................................                   14.39%(2)       9.51%(2)
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets.................................                     .44%(2)        .75%(2)
    Ratio of net investment income to average net assets....................                     .45%(2)        .48%(2)
    Decrease reflected in above expense ratios
      due to undertakings by the Manager....................................                     .03%(2)        .07%(2)
    Portfolio Turnover Rate.................................................                    1.17%(2)       1.24%
    Avergae commision rate paid (3).........................................                  $.0964         $.0814
    Net Assets, end of period (000's Omitted)...............................                    $400           $155
(1)    From March 4, 1996 (commencement of initial offering) to October 31, 1996.
(2)    Not annualized.
(3)    For fiscal years beginning November 1, 1995, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1_SIGNIFICANT ACCOUNTING POLICIES:
    Dreyfus Premier Worldwide Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company. The Fund's investment objective is to provide investors with long-term capital growth consistent with the preservation of capital. The Dreyfus Corporation ("Dreyfus") serves as the Fund's investment adviser. Fayez Sarofim & Co. ("Sarofim") serves as the Fund's sub-investment adviser. Dreyfus is a direct subsidiary of Mellon Bank, N.A.
    On April 9, 1997, the Fund's Directors approved a change of the Fund's name, effective April 10, 1997, from Premier Growth Fund, Inc. to Dreyfus Premier Worldwide Growth Fund, Inc.
    Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares. The Fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares:
Class A, Class B, Class C and Class R. Class A shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.
    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
    (a) Portfolio valuation: Investments in securities (including options and financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
    (b) Foreign currency transactions: The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
    Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.
    (c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.
    (d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
    (e) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.
NOTE 2_BANK LINE OF CREDIT:
    The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility ("Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at time of borrowings. For the period ended April 30, 1997, the Fund did not borrow under the Facility.
NOTE 3_INVESTMENT ADVISORY FEE, SUB-INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (a) Pursuant to an Investment Advisory Agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .75 of 1% of the value of the Fund's average daily net assets and is payable monthly.
    However, Dreyfus has undertaken from November 1, 1996 through October 31, 1997, to reduce the management fee paid by the Fund, to the extent that the Fund's aggregate annual expenses (excluding 12b-1 Distribution Plan fees, interest, taxes, brokerage and extraordinary expenses) exceed an annual rate of 1.25% of the value of the Fund's average daily net assets. The reduction in investment advisory fee, pursuant to the undertaking, amounted to $49,434 during the period ended April 30, 1997.
    Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and
Sarofim, Dreyfus has agreed to pay Sarofim a monthly sub-investment advisory fee, computed at the following annual rates:
                                                   Annual Fee as a Percentage of
            Total Net Assets                         Average Daily Net Assets
            ----------------                       -----------------------------
            0 to $25 million......................         .11 of 1%
            $25 up to $75 million.................         .18 of 1%
            $75 up to $200 million................         .22 of 1%
            $200 up to $300 million...............         .26 of 1%
            In excess of $300 million.............        .275 of 1%
    Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, retained $7,759 during the period ended April 30, 1997 from commissions earned on sales of the Fund's shares.
    (b) Under a Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, the Fund pays the Distributor for distributing the Fund's
Class B and Class C shares at an annual rate of .75 of 1% of the value of the average daily net assets of Class B and Class C shares. During the period ended April 30, 1997, $392,443 was charged to the Fund for the Class B shares and $23,998 was charged to the Fund for the Class C shares.
    (c) Under the Shareholder Services Plan, the Fund pays the Distributor, at an annual rate of .25 of 1% of the value of the average daily net assets of Class A, Class B and Class C shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED) period ended April 30, 1997, $67,080, $130,815 and $7,999 were charged to Class A, B and C shares, respectively, by the Distributor pursuant to the Shareholder Services Plan.
    The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $61,115 during the period ended April 30, 1997.
    (d) Each director who is not an "affiliated person," as defined in the Act receives from the Fund an annual fee of $1,500 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.
NOTE 4_SECURITIES TRANSACTIONS:
    The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 1997, amounted to $72,156,475 and $1,874,125, respectively.
    At April 30, 1997, accumulated net unrealized appreciation on investments was $41,828,192, consisting of $42,679,002 gross unrealized appreciation and $850,810 gross unrealized depreciation.
    At April 30, 1997, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


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DREYFUS PREMIER WORLDWIDE
GROWTH FUND, INC.
200 Park Avenue
New York, NY 10166
INVESTMENT ADVISER
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166
SUB-INVESTMENT ADVISER
Fayez Sarofim & Co.
Two Houston Center,
Suite 2907
Houston, TX 77010
CUSTODIAN
The Bank of New York
90 Washington Street
New York, NY 10286
TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940





Printed in U.S.A.                        070/628SA974
Semi-Annual Report
Dreyfus Premier
Worldwide Growth
Fund, Inc
April 30, 1997
Registration Mark

  [Dreyfus lion/2hres logo]